Intangible Assets - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 19, 2024	Jan. 09, 2024	Oct. 02, 2023
Indefinite-lived Intangible Assets [Line Items]
Amortization of intangible assets				$ 350.3	$ 459.9	$ 463.1
Customer relationships | Minimum
Indefinite-lived Intangible Assets [Line Items]
Amortization period		8 years	8 years	8 years
Customer relationships | Maximum
Indefinite-lived Intangible Assets [Line Items]
Amortization period		23 years	23 years	23 years
Order backlog
Indefinite-lived Intangible Assets [Line Items]
Decrease in amortisation				$ 500.0
Order backlog | Minimum
Indefinite-lived Intangible Assets [Line Items]
Amortization period		3 years	3 years	3 years
Order backlog | Maximum
Indefinite-lived Intangible Assets [Line Items]
Amortization period		5 years	5 years	5 years
Technology assets
Indefinite-lived Intangible Assets [Line Items]
Amortization period		5 years	5 years	5 years
Trade names & brands
Indefinite-lived Intangible Assets [Line Items]
Decrease in amortisation				$ 202.0
Amortization period		3 years	3 years	3 years
HumanFirst Inc
Indefinite-lived Intangible Assets [Line Items]
Amortization of intangible assets			$ 2.0
Value of intangible assets acquired								$ 9.9
Amortization period								5 years
KCR S.A Group
Indefinite-lived Intangible Assets [Line Items]
Amortization of intangible assets		$ 1.3
Value of intangible assets acquired							$ 45.1
KCR S.A Group | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired							$ 41.4
Amortization period							13 years
KCR S.A Group | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired							$ 3.7
Amortization period							5 years
Biotel Research LLC
Indefinite-lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 1.5			$ 6.1
Value of intangible assets acquired									$ 36.4
Biotel Research LLC | Minimum
Indefinite-lived Intangible Assets [Line Items]
Amortization period									3 years
Biotel Research LLC | Maximum
Indefinite-lived Intangible Assets [Line Items]
Amortization period									16 years
Biotel Research LLC | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired									$ 12.5
Biotel Research LLC | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired									3.9
Biotel Research LLC | Technology assets
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired									$ 20.0